Subsequent Events (Details) - Subsequent Event [Member] - JPY (¥)	Aug. 12, 2024	May 13, 2024
Subsequent Events [Line Items]
Description of Change in ratio		On May 13, 2024, the Company announced its plan to change the ratio of its American Depositary Shares (“ADSs”) to its ordinary shares, no par value (“ordinary shares”) from one (1) ADS representing one (1) ordinary share to one (1) ADS representing five (5) ordinary shares.
Allocated share options	1,960,000
Calculated based ordinary shares amount	¥ 50